Preferred share financing of Zhuan Zhuan	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Preferred Stock [Text Block]
8.	Preferred share financing of Zhuan Zhuan

Zhuan Sprit Holding Limited (“Zhuan Zhuan Holding”) is a subsidiary of the Group incorporated in the Cayman Islands. Zhuan Zhuan Holding and its subsidiaries and consolidated VIEs are principally engaged in operating an online used goods trading platform in the PRC. On April 28, 2017 (the “Zhuan Zhuan Financing Closing Date”), the Group completed a Series A preferred share financing for Zhuan Zhuan Holding by issuing Series A preferred shares of Zhuan Zhuan Holding to Tencent for a combination of cash consideration amounted to US$200.0 million and additional business resources to be provided by Tencent. The Group is considered as the primary beneficiary of Zhuan Zhuan Holding subsequent to the financing in accordance with ASC 810-10-25-44.

Pursuant to the share subscription agreement entered into between Zhuan Zhuan Holding and Tencent, Tencent has the right to require Zhuan Zhuan Holding to redeem the preferred shares that it held at its original issuance price plus 8% simple interest per annum if Zhuan Zhuan Holding does not complete a qualified IPO.

Accordingly, the Group accounted for Tencent’s noncontrolling interest in Zhuan Zhuan Holding as a mezzanine classified noncontrolling interest because the noncontrolling interest can be contingently redeemed by Tencent at a pre-determined value upon the resolution of the contingent event. The carrying amount of the mezzanine classified noncontrolling interest initially recognized was subsequently accreted using effective interest method to the accreted value pursuant to the share subscription agreement in accordance with ASR 268.

The Group accounted for the issuance of Series A preferred shares of Zhuan Zhuan Holding in exchange for the business resources from Tencent as stock-based compensation with non-employee in accordance with ASC 505-50. As Tencent’s business resources are required to be provided over a period of time but the Series A preferred shares of Zhuan Zhuan Holding granted to Tencent were fully vested and nonforfeitable on the Zhuan Zhuan Financing Closing Date, the Group recognized the prepaid expense and the corresponding portion of mezzanine classified non-controlling interest based on the fair value of the business resources on the date that the Group and Tencent entered into the share subscription agreement. The prepaid expense was subsequently amortized over the business resources providing period on a straight-line basis from the later of the date when Tencent started to provide the business resources and the Zhuan Zhuan Financing Closing Date to reflect the same manner as if the Group paid cash to a vendor in exchange for these business resources over the contractual period of time.